UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 146.7%
Alabama — 0.8%
Revenue Bond — 0.8%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 ¯	$650,000	$709,261

Arizona — 5.7%
Revenue Bonds — 2.8%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series A, 4.50%, 3/1/30	330,000	336,405
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	2,148,140

		2,484,545

General Obligation — 2.9%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,649,528

		5,134,073

California — 13.5%
Revenue Bonds — 3.9%
Los Angeles County Metropolitan Transportation Authority, Series B, 5.00%, 6/1/18	600,000	736,836
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,081,830
State Communities Development Authority, Children’s Hospital, 5.00%, 8/15/47	1,000,000	1,005,200
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	529,485
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22 ¥	100,000	96,283
		3,449,634
General Obligations — 8.6%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,257,400
Poway Unified School District, Series B, Zero Coupon Bond, 5.18%, 8/1/41 ¹	2,000,000	449,760
Rialto Unified School District, Election 2010, Series A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	2,914,100
West Contra Costa Unified School District, Election 2010, Series A-1, 5.00%, 8/1/41	2,000,000	2,120,580

		7,741,840

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series A, 7.00%, 12/1/36	260,000	309,800
Lynwood Redevelopment Agency, Series A, 7.00%, 9/1/31	250,000	290,670
Santee Community Development Commission, Series A, 7.00%, 8/1/31	220,000	254,474

		854,944

		12,046,418

Colorado — 12.0%
Revenue Bonds — 11.6%
E-470 Public Highway Authority, Capital Appreciation, Series A, Zero Coupon Bond (NATL), 4.96%, 9/1/28 ¹	115,000	51,871
E-470 Public Highway Authority, Capital Appreciation, Series B, Zero Coupon Bond (NATL),¹
5.26%, 9/1/28	325,000	135,499
5.03%, 9/1/29	185,000	78,525
5.12%, 9/1/30	310,000	123,216
5.38%, 9/1/32	150,000	51,192
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	1,031,460
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27 (Pre-refunded 10/1/12 @ 100) ¯	650,000	654,101
5.00%, 6/1/29	1,000,000	1,027,690
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,085,000	2,268,772
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	794,002

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE ¶
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	$280,000	$286,975
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,747,525
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,146,570
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,118

		10,422,516

General Obligation — 0.4%
Willow Trace Metropolitan District, Series A (AGC), 4.45%, 12/1/35	350,000	353,616

		10,776,132

Florida — 6.4%
Revenue Bonds — 6.4%
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,102,590
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,076,170
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	1,000,000	1,098,460
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,141,734
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,341,808

		5,760,762

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	711,277

Hawaii — 3.5%
Revenue Bond — 3.5%
State Department of Budget & Finance, Kahala Nui Project, Series A, 8.00%, 11/15/33	3,000,000	3,138,210

Illinois — 6.0%
Revenue Bonds — 4.2%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series A (NATL), Zero Coupon Bond, 4.91%, 12/15/34 ¹	5,000,000	1,675,550
State Finance Authority, Capital Appreciation, Clare Water Tower, Series B, Zero Coupon Bond, 4.46%, 5/15/50 ¥ ¹ ♦	187,500	35,156
State Finance Authority, Clare Water Tower, Series A, 6.00%, 5/15/28 ¥ ♦	437,500	97,536
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	1,060,220
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26 ¥	500,000	512,245
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	325,000	348,855

		3,729,562

General Obligation — 1.8%
McCook, 5.20%, 12/1/30	1,500,000	1,637,175

		5,366,737

Indiana — 3.3%
Revenue Bonds — 3.3%
State Health & Educational Facility Financing Authority, Sisters of St. Francis, (AGM),
5.25%, 11/1/25	475,000	529,402
5.25%, 11/1/29	530,000	579,756
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	1,675,000	1,816,806

		2,925,964

Iowa — 1.0%
Revenue Bonds — 1.0%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	620,000	621,841

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE ¶
State Higher Education Loan Authority, Wartburg College (ACA) (Pre-refunded 10/1/12 @ 100), 5.50%, 10/1/33 ¯	$250,000	$254,388

		876,229

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	1,053,650
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,540,000	1,784,321

		2,837,971

Kentucky — 4.6%
Revenue Bonds — 4.6%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,699,525
Pikeville Medical Center, 6.50%, 3/1/41	1,250,000	1,458,600

		4,158,125

Maine — 1.3%
Revenue Bond — 1.3%
State Health & Higher Educational Facilities Authority, General Medical Center, 6.75%, 7/1/41	1,000,000	1,137,410

Maryland — 2.7%
General Obligation — 2.7%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,413,960

Massachusetts — 7.0%
Revenue Bonds — 7.0%
State Development Finance Agency, M/SBRC Project, Series A (NATL), 5.13%, 2/1/34	1,000,000	1,000,690
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series A	650,000	663,982
7.63%, 10/15/37	880,000	952,195
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,767,932
State Development Financing Agency, Senior Living Facility, Groves – Lincoln, Series A, 7.88%, 6/1/44 ¥	1,000,000	750,740
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	1,096,650

		6,232,189

Michigan — 1.4%
Revenue Bond — 1.4%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,296,179

Minnesota — 10.4%
Revenue Bonds — 10.4%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	1,019,920
5.50%, 6/1/35	1,000,000	1,015,310
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,035,350
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @100), 6.00%, 11/1/28 ¯	500,000	536,180
St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	2,000,000	2,215,260
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	875,000	801,124
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	495,000	510,028
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,448,398
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,056
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28 ¥	675,000	677,059

		9,288,685

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE ¶
Mississippi — 2.8%
General Obligations — 2.8%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	$1,325,000	$1,543,016
5.80%, 1/1/24	850,000	996,183

		2,539,199

Missouri — 2.9%
Revenue Bonds — 2.9%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,609,080
North Central Regional Water System, 5.00%, 1/1/37 ¥	1,000,000	1,023,790

		2,632,870

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	600,000	643,716

Nebraska — 4.1%
Revenue Bonds — 4.1%
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	1,250,000	1,381,100
5.00%, 5/15/38	2,100,000	2,285,640

		3,666,740

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health & Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	619,122

New Mexico — 0.2%
Revenue Bond — 0.2%
State Mortgage Finance Authority, Series A (FHA) (FMHA) (VA), 6.88%, 1/1/25	215,000	224,907

North Carolina — 3.1%
Revenue Bond — 1.8%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,638,450

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,106,790

		2,745,240

Ohio — 1.2%
Revenue Bond — 1.2%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	1,046,150

Oregon — 1.3%
Revenue Bond — 1.3%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,137,500

Pennsylvania — 4.7%
Revenue Bonds — 4.7%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,001,310
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,077,800
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	1,008,910
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,167,070

		4,255,090

Puerto Rico — 2.9%
Revenue Bond — 1.8%
Puerto Rico Sales Tax Financing Corporation, Series 2011 A-1, 5.00%, 8/1/43	1,500,000	1,561,455

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE ¶
General Obligation — 1.1%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.00%, 7/1/41	$1,000,000	$1,001,530

		2,562,985

South Carolina — 4.2%
Revenue Bonds — 4.2%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	666,900
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	780,345
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series A	250,000	263,872
6.38%, 8/1/34, Series C (Pre-refunded 8/1/13 @ 100) ¯	40,000	42,805
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,976,634

		3,730,556

South Dakota — 7.1%
Revenue Bonds — 7.1%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28 ¥	1,300,000	1,453,985
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/12 @ 100), 6.63%, 11/15/23 ¯	620,000	635,965
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,035,310
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	2,000,000	2,081,400
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,107,680

		6,314,340

Tennessee — 4.3%
Revenue Bonds — 1.4%
Johnson City Health & Educational Facilities, Mountain States Health, Series A (Pre-refunded 7/1/12 @ 103), 7.50%, 7/1/33 ¯	1,000,000	1,034,670
Shelby County Health, Educational & Housing Facility Board, Methodist Healthcare (Pre-refunded 9/1/12 @ 100), 6.50%, 9/1/21 ¯	240,000	243,790

		1,278,460

General Obligations — 2.9%
Shelby County, Series A,
5.00%, 4/1/20	1,805,000	2,211,576
5.00%, 4/1/20 (Pre-refunded 4/1/19 @ 100)¯	300,000	375,756

		2,587,332

		3,865,792

Texas — 15.6%
Revenue Bonds — 8.4%
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series B, 5.00%, 11/1/35	300,000	327,297
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26¯	1,500,000	1,681,890
North Texas Tollway Authority, First Tier, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	579,170
North Texas Tollway Authority, Second Tier, Series F, 5.75%, 1/1/38	1,000,000	1,087,280
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,300,000	1,466,049
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26 ¥	600,000	623,682
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, ¥
5.50%, 11/15/25	200,000	200,430
5.65%, 11/15/35	1,600,000	1,552,640

		7,518,438

General Obligations — 7.2%
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,185,350
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	4,085,760

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	VALUE ¶
Round Rock Independent School District, 5.00%, 8/1/27	$1,000,000	$1,140,420

		6,411,530

		13,929,968

Virginia — 0.6%
Revenue Bond — 0.6%
Virginia Small Business Financing Authority, Elizabeth River Crossings, 5.50%, 1/1/42	500,000	524,030

Washington — 6.7%
Revenue Bonds — 3.6%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	928,341
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,270,500

		3,198,841

General Obligation — 3.1%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	2,300,000	2,769,384

		5,968,225

Total Municipal Long-Term Investments (Cost: $120,076,399)		131,216,012

Short-Term Investment — 0.2%
First American Tax Free Obligations Fund, Class Z, 0.00% X (Cost: $164,805)	164,805	164,805

Total Investments ▲ — 146.9% (Cost: $120,241,204)		131,380,817

Preferred Shares at Liquidation Value — (48.6)%		(43,500,000)

Other Assets and Liabilities, Net — 1.7%		1,583,631

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$89,464,448

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

¶	Security valuations for the fund’s investments are furnished generally by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of May 31, 2012, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2012, the fair value of these investments was $8,639,723 or 9.7% of total net assets applicable to outstanding common shares.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2012.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

X	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2012.

▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $120,241,204. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,965,605
Gross unrealized depreciation	(825,992)

Net unrealized appreciation	$11,139,613

ACA - ACA Financial Guaranty Corporation

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of May 31, 2012, the aggregate fair value of securities subject to the AMT was $11,311,706,

             which represents 12.6% of total net assets applicable to common shares.

CAB - Capital Appreciation Bond

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Administration

FMHA - Farmers Home Administration

FNMA - Federal National Mortgage Association

NATL - National Public Finance Guarantee Corporation

VA - Veterans Administration

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$131,216,012	$—	$131,216,012
Short-Term Investment	164,805	—	—	164,805

Total Investments	$164,805	$131,216,012	$—	$131,380,817

During the period ended May 31, 2012, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2012